Trade and other receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade and other receivables
8 Trade and other receivables

	December 31,
	2018	2017
	$	$
Trade accounts receivable (net of allowance for doubtful accounts of $55 (2017 - $5))	142	20
Value added tax	49	186
Other receivables	103	15
	294	221

See note 24 - Financial instruments and financial risk management for discussion of credit losses.